Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 3,065	$ 3,467	$ 3,617
Unrealized loss on available-for-sale securities, net of tax benefit of $(58), $(19), and $(38), respectively	(103)	(33)	(66)
Translation adjustment	13	(21)	(137)
Net change in retirement obligations, net of tax expense (benefit) of $72, $(4), and $(130), respectively	87	(18)	(227)
Unrealized (loss) gain on derivatives, net of tax (benefit) expense of $(60), $30, and $105, respectively	(102)	53	181
Other comprehensive income (loss)	(105)	(19)	(249)
Comprehensive income	$ 2,960	$ 3,448	$ 3,368